Note Receivable - Related Party (Tables)	12 Months Ended
Dec. 31, 2023
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Schedule of Note Receivable Related Party

Notes Receivable consist of the following at December 31, 2023:

Note receivable	$2,770,700
Interest receivable	177,548
Less: accretion discount	56,475
Less: allowance for doubtful accounts	309,098
Notes receivable – net	$2,582,675

Notes Receivable consist of the following at December 31, 2022:

Note receivable	$248,095
Interest receivable	115,937
Less: allowance for doubtful accounts	291,841
Notes receivable – net	$72,191